REVENUES (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Schedule of Net Revenues From Sales

	2024	2023	2022
Sale of products	1,135,109,226	1,337,142,650	1,367,390,322
- Domestic market	1,134,560,278	1,336,571,124	1,366,996,446
- External customers	548,948	571,526	393,876
Services rendered	29,390,702	32,833,687	40,855,263
Bonuses / Discounts	(465,321,242)	(450,663,628)	(424,054,043)
Total	699,178,686	919,312,709	984,191,542